Accounting for Derivative Instruments and Hedging Activities Accounting for Derivative Instruments and Hedging Activities - AOCI (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	$ (19)	$ (44)	$ 19	$ (23)	$ (63)	$ (4)	$ (21)	$ (74)	$ 38
Accumulated OCL beginning balance	(140)	(124)	(73)	(96)	(140)	(73)	(83)	(76)	(16)	$ (68)
Loss expected to be realized from OCI during the next 12 months, net of tax		17			(19)		14
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	3	3	4	3	6	7	14	14	14
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated OCL beginning balance	(93)	(80)	(57)	(73)	(93)	(57)	(56)	(67)	(16)
Successor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated OCL beginning balance	$ (47)	$ (44)	$ (16)	$ (23)	$ (47)	$ (16)	$ (27)	$ (9)	$ 0